Accounts payable and other liabilities (Ageing analysis of accounts and notes payable) (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016
The ageing analysis of accounts and notes payable [line items]
Accounts and notes payable	¥ 15,496,475	¥ 12,059,004
Within 1 year [member]
The ageing analysis of accounts and notes payable [line items]
Accounts and notes payable	15,201,380	11,902,522
Between 1 to 2 years [member]
The ageing analysis of accounts and notes payable [line items]
Accounts and notes payable	196,082	100,092
Over 2 years [member]
The ageing analysis of accounts and notes payable [line items]
Accounts and notes payable	¥ 99,013	¥ 56,390